Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jan. 24, 2014
Registrant Name	dei_EntityRegistrantName	GREEN CENTURY FUNDS
CIK	dei_EntityCentralIndexKey	0000877232
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 24, 2014
Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2014
Prospectus Date	rr_ProspectusDate	Nov. 28, 2013
GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	greenc_SupplementTextBlock

Supplement dated January 24, 2014 to the Green Century Funds Prospectus dated November 28, 2013

The following information supplements the Prospectus and supersedes any contrary information:

Effective April 1, 2014, the principal investment strategy of the Green Century Equity Fund (the Fund or the Equity Fund) is revised to change the index tracked by the Fund, so as to exclude the stocks of companies that explore for, process, refine or distribute coal, oil or gas.  Beginning as of April 1, 2014, the disclosure regarding the “Principal Investment Strategies” of the Equity Fund is revised to reflect the change in index as follows:

The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index), a custom index calculated by MSCI Inc.  The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD400 Social Index (the KLD400 Index) minus the stocks of the companies that explore for, process, refine or distribute coal, oil or gas included in the KLD400 Index.

The Equity Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index.  To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better.